The Company and Summary of Significant Accounting Policies and Estimates (Details 6) (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Advertising Costs
Advertising expenses	$ 700,000	$ 600,000	$ 1,200,000	$ 1,000,000	$ 637,000
RSUs
Stock-Based Compensation
Period of time-based vesting	4 years
Expiration period from the date of grant	7 years
RSUs | Minimum
Stock-Based Compensation
Period of time-based vesting	2 years
RSUs | Maximum
Stock-Based Compensation
Period of time-based vesting	4 years